Risk Management Activities - Maturity (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	CAD 595	CAD 413
Borrowings	3,707	4,361
Finance lease liabilities	69	73
Dividends payable (Note 23)	34	CAD 54
Liabilities	4,944
Within one year
Disclosure of financial liabilities [line items]
Liabilities	1,436
2019
Disclosure of financial liabilities [line items]
Liabilities	544
2020
Disclosure of financial liabilities [line items]
Liabilities	522
2021
Disclosure of financial liabilities [line items]
Liabilities	107
2022
Disclosure of financial liabilities [line items]
Liabilities	577
More than five years
Disclosure of financial liabilities [line items]
Liabilities	1,758
Gross carrying amount
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	595
Borrowings	3,664
Derivative financial liabilities	(34)
Finance lease liabilities	69
Interest income on debt instruments held	1,344
Dividends payable (Note 23)	34
Gross carrying amount | Within one year
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	595
Borrowings	730
Derivative financial liabilities	(37)
Finance lease liabilities	18
Interest income on debt instruments held	177
Dividends payable (Note 23)	34
Gross carrying amount | 2019
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	0
Borrowings	469
Derivative financial liabilities	1
Finance lease liabilities	15
Interest income on debt instruments held	153
Dividends payable (Note 23)	0
Gross carrying amount | 2020
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	0
Borrowings	472
Derivative financial liabilities	1
Finance lease liabilities	12
Interest income on debt instruments held	125
Dividends payable (Note 23)	0
Gross carrying amount | 2021
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	0
Borrowings	100
Derivative financial liabilities	1
Finance lease liabilities	6
Interest income on debt instruments held	102
Dividends payable (Note 23)	0
Gross carrying amount | 2022
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	0
Borrowings	581
Derivative financial liabilities	0
Finance lease liabilities	4
Interest income on debt instruments held	95
Dividends payable (Note 23)	0
Gross carrying amount | More than five years
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	0
Borrowings	1,312
Derivative financial liabilities	0
Finance lease liabilities	14
Interest income on debt instruments held	692
Dividends payable (Note 23)	0
Commodity risk management | Gross carrying amount
Disclosure of financial liabilities [line items]
Derivative financial liabilities	(728)
Commodity risk management | Gross carrying amount | Within one year
Disclosure of financial liabilities [line items]
Derivative financial liabilities	(81)
Commodity risk management | Gross carrying amount | 2019
Disclosure of financial liabilities [line items]
Derivative financial liabilities	(94)
Commodity risk management | Gross carrying amount | 2020
Disclosure of financial liabilities [line items]
Derivative financial liabilities	(88)
Commodity risk management | Gross carrying amount | 2021
Disclosure of financial liabilities [line items]
Derivative financial liabilities	(102)
Commodity risk management | Gross carrying amount | 2022
Disclosure of financial liabilities [line items]
Derivative financial liabilities	(103)
Commodity risk management | Gross carrying amount | More than five years
Disclosure of financial liabilities [line items]
Derivative financial liabilities	CAD (260)